Fair Values (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured on a recurring basis
The following table presents assets and liabilities measured at fair value on a recurring basis:

Fair Value Measurements at December 31, 2013 using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2013
Assets
Investment securities:
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$—	$525,136	$—	$525,136
Obligations of states and political subdivisions	—	—	—	—
U.S. Government sponsored entities’ asset-backed securities	—	648,471	—	648,471
Equity securities	1,900	—	759	2,659
Mortgage loans held for sale	—	1,666	—	1,666
Mortgage IRLCs	—	61	—	61

Liabilities
Fair value swap	$—	$—	$135	$135

Fair Value Measurements at December 31, 2012 using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2012
Assets
Investment securities:
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$—	$695,727	$—	$695,727
Obligations of states and political subdivisions	—	1,003	—	1,003
U.S. Government sponsored entities’ asset-backed securities	—	415,502	—	415,502
Equity securities	1,442	—	780	2,222
Mortgage loans held for sale	—	25,743	—	25,743
Mortgage IRLCs	—	372	—	372

Liabilities
Fair value swap	$—	$—	$135	$135

Schedule of reconciliation of level 3 input for financial instruments measured on recurring basis
The table below is a reconciliation of the beginning and ending balances of the Level 3 inputs for the years ended December 31, 2013 and 2012, for financial instruments measured on a recurring basis and classified as Level 3:

Level 3 Fair Value Measurements
(In thousands)	Equity Securities	Fair Value Swap
Balance at January 1, 2013	$780	$(135)
Total Gains/(Losses)
Included in earnings - realized	(17)	—
Included in earnings - unrealized	—	—
Included in other comprehensive income	(4)	—
Purchases, sales, issuances and settlements, other, net	—	—
Re-evaluation of fair value swap	—	—
Balance at December 31, 2013	$759	$(135)
Balance at January 1, 2012	$763	$(700)
Total Gains/(Losses)
Included in earnings - realized	(54)	—
Included in earnings - unrealized	—	—
Included in other comprehensive income	71	—
Purchases, sales, issuances and settlements, other, net	—	—
Re-evaluation of fair value swap	—	565
Balance at December 31, 2012	$780	$(135)

Schedule of assets and liabilities measured at fair value on a nonrecurring basis
The following table presents assets and liabilities measured at fair value on a nonrecurring basis:

Fair Value Measurements at December 31, 2013 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2013
Impaired Loans:
Commercial real estate	$—	$—	$21,100	$21,100
Construction real estate:
SEPH commercial land and development	—	—	4,777	4,777
Remaining commercial	—	—	3,788	3,788
Residential real estate	—	—	4,154	4,154
Total impaired loans	$—	$—	$33,819	$33,819
Mortgage Servicing Rights	—	2,259	—	2,259
Other Real Estate Owned:
Construction real estate	$—	$—	$11,041	$11,041
Residential real estate	—	—	3,366	3,366
Commercial real estate	—	—	4,119	4,119
Total Other Real Estate Owned	$—	$—	$18,526	$18,526

Fair Value Measurements at December 31, 2012 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2012
Impaired Loans:
Commercial real estate	$—	$—	$25,997	$25,997
Construction real estate:
SEPH commercial land and development	—	—	12,832	12,832
Remaining commercial	—	—	8,113	8,113
Residential real estate	—	—	6,990	6,990
Total impaired loans	$—	$—	$53,932	$53,932
Mortgage Servicing Rights	—	6,642	—	6,642
Other Real Estate Owned:
Construction real estate	$—	$—	$12,134	$12,134
Residential real estate	—	—	4,307	4,307
Commercial real estate	—	—	3,485	3,485
Total Other Real Estate Owned	$—	$—	$19,926	$19,926

Schedule of qualitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
The following tables present qualitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2013 and December 31, 2012:

December 31, 2013
(In thousands)	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans:
Commercial real estate	$21,100	Sales comparison approach	Adj to comparables	0.0% - 109.0% (22.8%)
		Income approach	Capitalization rate	8.0% - 12.5% (9.1%)
		Cost approach	Accumulated depreciation	11.7% - 65.0% (37.1%)

Construction real estate:
SEPH commercial land and development	$4,777	Sales comparison approach	Adj to comparables	0.0% - 96.0% (13.9%)
		Bulk sale approach	Discount rate	11.0% - 20.0% (14.9%)

Remaining commercial	$3,788	Sales comparison approach	Adj to comparables	0.0% - 40.0% (22.4%)
		Bulk sale approach	Discount rate	11.0% - 20.0% (18.0%)

Residential real estate	$4,154	Sales comparison approach	Adj to comparables	0.0% - 121.8% (14.9%)
		Income approach	Capitalization rate	7.8% - 10.0% (8.4%)

Other real estate owned:
Commercial real estate	$4,119	Sales comparison approach	Adj to comparables	0.0% - 140.0% (17.7%)
		Income approach	Capitalization rate	8.0% - 11.5% (9.6%)
		Cost approach	Accumulated depreciation	60.0% - 95.0% (80.0%)

Construction real estate	$11,041	Sales comparison approach	Adj to comparables	0.0% - 484.0% (36.2%)
		Bulk sale approach	Discount rate	13.0% - 14.0% (13.6%)

Residential real estate	$3,366	Sales comparison approach	Adj to comparables	0.0% - 273.0% (19.2%)
		Income approach	Capitalization rate	5.4% - 7.8% (7.4%)

December 31, 2012
(In thousands)	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans:
Commercial real estate	$25,997	Sales comparison approach	Adj to comparables	0.0% - 116.0% (22.3%)
		Income approach	Capitalization rate	7.5% - 20.9% (10.1%)
		Cost approach	Accumulated depreciation	23.0% - 63.0% (50.4%)

Construction real estate:
SEPH commercial land and development	$12,832	Sales comparison approach	Adj to comparables	0.0% - 218.0% (31.9%)
		Bulk sale approach	Discount rate	11.0% - 55.0% (23.4%)

Remaining commercial	$8,113	Sales comparison approach	Adj to comparables	0.0% - 75.0% (26.2%)
		Bulk sale approach	Discount rate	10.0% - 55.0% (18.3%)

Residential real estate	$6,990	Sales comparison approach	Adj to comparables	0.0% - 178.0% (17.9%)

Other real estate owned:
Commercial real estate	$3,485	Sales comparison approach	Adj to comparables	0.0% - 67.0% (25.8%)
		Income approach	Capitalization rate	11.0% (11.0%)
		Bulk sale approach	Discount rate	13.0% (13.0%)
		Cost approach	Accumulated depreciation	40.9% - 90.0% (65.0%)

Construction real estate	$12,134	Sales comparison approach	Adj to comparables	0.0% - 273.0% (34.0%)
		Income approach	Capitalization rate	8.5% (8.5%)
		Bulk sale approach	Discount rate	10.0% - 12.0% (10.8%)

Residential real estate	$4,307	Sales comparison approach	Adj to comparables	1.0% - 61.0% (18.0%)
		Income approach	Capitalization rate	7.9% - 9.3% (8.7%)
		Cost approach	Accumulated depreciation	6.0% (6.0%)

Fair value, by balance sheet grouping
The fair value of financial instruments at December 31, 2013 and December 31, 2012, was as follows:

	December 31, 2013
		Fair Value Measurements
(In thousands)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Financial assets:
Cash and money market instruments	$147,030	$147,030	$—	$—	$147,030
Investment securities	1,358,327	1,900	1,361,009	759	1,363,668
Accrued interest receivable - securities	4,840	—	4,840	—	4,840
Accrued interest receivable - loans	13,495	—	—	13,495	13,495
Mortgage loans held for sale	1,666	—	1,666	—	1,666
Impaired loans carried at fair value	33,819	—	—	33,819	33,819
Mortgage IRLCs	61	—	61	—	61
Other loans	4,525,491	—	—	4,531,680	4,531,680
Loans receivable, net	$4,561,037	$—	$1,727	$4,565,499	$4,567,226

Financial liabilities:
Non-interest bearing checking accounts	$1,193,553	$1,193,553	$—	—	$1,193,553
Interest bearing transaction accounts	1,145,525	1,145,525	—	—	1,145,525
Savings accounts	1,124,994	1,124,994	—	—	1,124,994
Time deposits	1,324,659	—	1,331,129	—	1,331,129
Other	1,263	1,263	—	—	1,263
Total deposits	$4,789,994	$3,465,335	$1,331,129	$—	$4,796,464

Short-term borrowings	$242,029	$—	$242,029	$—	$242,029
Long-term debt	810,541	—	860,963	—	860,963
Subordinated debentures/notes	80,250	—	83,140	—	83,140
Accrued interest payable – deposits	1,366	16	1,350	—	1,366
Accrued interest payable – debt/borrowings	1,535	4	1,531	—	1,535

Derivative financial instruments:
Fair value swap	135	—	—	135	135

	December 31, 2012
		Fair Value Measurements
(In thousands)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Financial assets:
Cash and money market instruments	$201,305	$201,305	$—	$—	$201,305
Investment securities	1,515,844	1,442	1,522,937	780	1,525,159
Accrued interest receivable - securities	6,122	—	6,122	—	6,122
Accrued interest receivable - loans	13,588	—	2	13,586	13,588
Mortgage loans held for sale	25,743	—	25,743	—	25,743
Impaired loans carried at fair value	53,932	—	—	53,932	53,932
Mortgage IRLCs	372	—	372	—	372
Other loans	4,314,738	—	—	4,348,705	4,348,705
Loans receivable, net	$4,394,785	$—	$26,115	$4,402,637	$4,428,752

Financial liabilities:
Non-interest bearing checking accounts	$1,137,290	$1,137,290	$—	—	$1,137,290
Interest bearing transaction accounts	1,088,617	1,088,617	—	—	1,088,617
Savings accounts	1,038,356	1,038,356	—	—	1,038,356
Time deposits	1,450,424	—	1,458,793	—	1,458,793
Other	1,345	1,345	—	—	1,345
Total deposits	$4,716,032	$3,265,608	$1,458,793	$—	$4,724,401

Short-term borrowings	$344,168	$—	$344,168	$—	$344,168
Long-term debt	781,658	—	861,466	—	861,466
Subordinated debentures/notes	80,250	—	79,503	—	79,503
Accrued interest payable – deposits	1,960	21	1,939	—	1,960
Accrued interest payable – debt/borrowings	1,499	8	1,491	—	1,499

Derivative financial instruments:
Fair value swap	$135	$—	$—	$135	$135